Current and Long-Term Debt - K-sure credit facility (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,767,193,000	$ 1,882,681,000
K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 458,300,000.0
Frequency of borrowings periodic payment	6 months
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Repayments		30,600,000
Unscheduled repayment of borrowings		30,200,000
Write-offs of deferred financing fees related to repayment of debt		500,000
Debt outstanding		239,900,000	$ 314,000,000
K-Sure Credit Facility- K-Sure Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 358,300,000.0
Percentage of borrowings covered	95.00%
Borrowings instrument term	12 years
K-Sure Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 100,000,000.0
Borrowings instrument term	15 years
EBITDA To Interest Expense Ratio - Period One [Member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum	1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum	2.50
Consolidated Liquidity Requirement - Scenario One [Member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
Consolidated Liquidity Requirement - Scenario Two [Member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
Vessels [member] | STI Soho [Member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 13,400,000
London Interbank Offered Rate (LIBOR) [Member] | K-Sure Credit Facility- K-Sure Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.25%
London Interbank Offered Rate (LIBOR) [Member] | Later than one year and not later than five years [member] | K-Sure Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.25%
London Interbank Offered Rate (LIBOR) [Member] | Later than five years [member] | K-Sure Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.75%